Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

December 8, 2009

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attention:	John Grzeskiewicz

Re:	Dreyfus Dynamic Alternatives Fund, Inc.

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Dreyfus Dynamic Alternatives Fund, Inc. (the “Fund”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). Management of the Fund intends to seek acceleration of the effective date of the Fund's Registration Statement so that it is declared effective on or about February 1, 2010.

Please direct any comments and questions concerning the Registration Statement to David Stephens at 212.806.6141 (dstephens@stroock.com)

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:	David Stephens

December 8, 2009

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Dynamic Alternatives Fund, Inc.
(Registration No: 811-22361)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS DYNAMIC ALTERNATIVES FUND, INC.

By:/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President